Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Composition of Short-Term Borrowings, Interest Expense and Weighted Average Interest Rate

The following table represents the composition of short-term borrowings, the weighted average interest rate as of December 31 and interest expense for the years ended December 31:

	2013			2012			2011
(dollars in thousands)	Balance	Weighted Average Interest Rate	Interest Expense	Balance	Weighted Average Interest Rate	Interest Expense	Balance	Weighted Average Interest Rate	Interest Expense
REPOs	$33,847	0.01%	$62	$62,582	0.20%	$82	$30,370	0.11%	$53
FHLB advances	140,000	0.30%	279	75,000	0.19%	123	75,000	0.18%	2

Total Short-term Borrowings	$173,847	0.24%	$341	$137,582	0.19%	$205	$105,370	0.16%	$55